Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 5,307,250	$ 5,345,877
Available For Sale Securities	5,315,159	5,294,800
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,351	3,178
Available For Sale Securities	2,622	4,116
Within One Year From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	44,905
Available For Sale Securities	45,302
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,342,575
Available For Sale Securities	2,337,690
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	264,266
Available For Sale Securities	268,084
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	2,654,153
Available For Sale Securities	2,661,461
Subtotal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	5,305,899
Available For Sale Securities	$ 5,312,537